Supplemental Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Financial Information
Supplementary Financial Information
The components of other current and long-term assets and liabilities were as follows:

	December 31,
	2011	2010
Other Current Assets
Deferred taxes and income taxes receivable	$261	$345
Royalties, license fees and software maintenance	143	155
Restricted cash	97	91
Prepaid expenses	147	133
Derivative instruments	58	45
Deferred purchase price from sale of receivables	97	90
Advances and deposits	28	23
Other	227	244
Total Other Current Assets	$1,058	$1,126
Other Current Liabilities
Deferred taxes and income taxes payable	$83	$59
Other taxes payable	150	177
Interest payable	84	122
Restructuring reserves	116	309
Derivative instruments	31	19
Product warranties	15	17
Dividends payable	74	74
Distributor and reseller rebates/commissions	112	105
Other	966	925
Total Other Current Liabilities	$1,631	$1,807

Other Long-term Assets
Prepaid pension costs	$76	$92
Net investment in discontinued operations(1)	204	224
Internal use software, net	545	468
Product software, net	256	145
Restricted cash	246	280
Debt issuance costs, net	38	42
Customer contract costs, net	294	134
Derivative instruments	—	11
Deferred compensation plan investments	92	92
Other	365	286
Total Other Long-term Assets	$2,116	$1,774
Other Long-term Liabilities
Deferred and other tax liabilities	$290	$200
Environmental reserves	16	20
Unearned income	82	36
Restructuring reserves	7	14
Other	466	527
Total Other Long-term Liabilities	$861	$797

(1)
At December 31, 2011, our net investment in discontinued operations primarily consisted of a $225 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $21. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. In 2011, the performance-based instrument was pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.